Schedule of Future Amortization Expense (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Indefinite-Lived Intangible Assets [Line Items]
2023	$ 514,000	$ 1,104,055
2024	950,000	1,124,702
2025	594,000	594,359
2026	499,000	499,893
2027	465,000	465,430
Thereafter	997,000	995,972
Total	4,019,000	4,610,856
Trademark Muscle Maker Grill [Member]
Indefinite-Lived Intangible Assets [Line Items]
2023	169,000	334,997
2024	334,000	334,996
2025
2026
2027
Thereafter
Total	503,000	669,992
Franchise Agreements Muscle Maker Grill [Member]
Indefinite-Lived Intangible Assets [Line Items]
2023	14,000
2024	27,000
2025	27,000
2026	27,000
2027	27,000
Thereafter	1,000
Total	123,000
Trademark SuperFit [Member]
Indefinite-Lived Intangible Assets [Line Items]
2023	5,000	8,995
2024	9,000	9,020
2025	9,000	8,995
2026	2,000	2,070
2027
Thereafter
Total	25,000	29,080
Domain Name SuperFit [Member]
Indefinite-Lived Intangible Assets [Line Items]
2023	13,000	24,986
2024	25,000	25,055
2025	25,000	24,986
2026	6,000	5,751
2027
Thereafter
Total	69,000	80,778
Customer List SuperFit [Member]
Indefinite-Lived Intangible Assets [Line Items]
2023	14,000	27,985
2024	28,000	28,061
2025	28,000	27,985
2026	6,000	6,439
2027
Thereafter
Total	76,000	90,470
Proprietary Recipes SuperFit [Member]
Indefinite-Lived Intangible Assets [Line Items]
2023	16,000	31,982
2024	32,000	32,071
2025	32,000	31,982
2026	7,000	7,361
2027
Thereafter
Total	87,000	103,396
Non-Compete Agreement SuperFit [Member]
Indefinite-Lived Intangible Assets [Line Items]
2023	44,000	86,588
2024	20,000	20,163
2025
2026
2027
Thereafter
Total	64,000	106,751
Trademark Pokemoto [Member]
Indefinite-Lived Intangible Assets [Line Items]
2023	18,000	34,981
2024	35,000	35,077
2025	35,000	34,981
2026	13,000	12,842
2027
Thereafter
Total	101,000	117,881
Franchisee License Pokemoto [Member]
Indefinite-Lived Intangible Assets [Line Items]
2023	140,000	277,348
2024	278,000	278,108
2025	277,000	277,348
2026	277,000	277,348
2027	277,000	277,348
Thereafter	935,000	934,625
Total	2,184,000	2,322,125
Proprietary Recipes Pokemoto [Member]
Indefinite-Lived Intangible Assets [Line Items]
2023	81,000	161,303
2024	162,000	161,744
2025	161,000	161,303
2026	161,000
2027	161,000	161,303
Thereafter	61,000	59,658
Total	787,000	866,614
Non-Compete Agreement Pokemoto [Member]
Indefinite-Lived Intangible Assets [Line Items]
2023		88,110
2024
2025
2026
2027
Thereafter
Total		88,110
Franchise Agreements [Member]
Indefinite-Lived Intangible Assets [Line Items]
2023		26,780
2024		26,853
2025		26,780
2026		26,780
2027		26,780
Thereafter		1,686
Total		$ 135,659